REDEEMABLE NON-CONTROLLING INTERESTS - Additional Information (Details) - Beijing Xiangshang - USD ($)			12 Months Ended
	Apr. 07, 2023	Nov. 08, 2022	Dec. 31, 2024	Mar. 20, 2023	Dec. 31, 2022
Series Angel Preferred Shares
Redeemable Noncontrolling Interest [Line Items]
Shares issued		31,875,000
Aggregate cash consideration		$ 4,397,462
Capital contribution in sponsored fund from redeemable non-controlling interest		$ 4,356,074
Subscriptions receivable					$ 43,496
Subscriptions received				$ 43,672
Non-cumulative dividend rate, as calculated on consideration paid for equity interests (as a percent)			10.00%
Series Pre-A Preferred Shares
Redeemable Noncontrolling Interest [Line Items]
Shares issued	11,250,000
Aggregate cash consideration	$ 1,636,364